Stockholders' Equity (Deficit) (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 01, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net proceeds from issuance of common stock					$ 10,789,100
Options issued					93,784		106,762	157,664
Options exercise price					$ 4.32		$ 0.40	$ 0.42
Aggregate fair value of options	$ 132,700		$ 132,700		$ 132,700
Options vesting period					10 years
Vesting period description					vest from February 7, 2021 through September 31, 2022
Options [Member]
Aggregate fair value of options	1,304,800		1,304,800		$ 1,304,800		$ 0
Share-based compenstion			9,900	$ 800	11,000	$ 4,300
Unrecognzied share-based compensation	131,100		131,100		131,100
Intrinsic value of exercisable options	725,800		725,800		725,800		$ 0
Warrants [Member]
Exercises price per share							$ 0.40
Intrinsic value of warrants outstanding	115,800		115,800		115,800		$ 115,800
Intrinsic value of warrants exercisable	0		0		$ 0		$ 0
Employees [Member]
Options issued					88,742
Options exercise price					$ 0.40
Aggregate fair value of options	$ 7,500		$ 7,500		$ 7,500
Options vesting period					3 years
Minimum [Member]
Share issued price per share							$ 0.40
Options exercise price					$ 2.22
Maximum [Member]
Share issued price per share							$ 0.44
Options exercise price					6.50
IPO [Member]
Stock issued during period shares		2,031,705
Share issued price per share	$ 6.00		$ 6.00		$ 6.00
Number of common stock share sold		265,005
Gross proceeds from issuance common stock		$ 12,190,200
Net proceeds from issuance of common stock		$ 10,789,100
Warrants to purchase aggregate shares of common stock	88,335		88,335		88,335
Exercises price per share	$ 7.50		$ 7.50		$ 7.50
Term of warrants	4 years		4 years		4 years
Fair value of warrants	$ 167,400		$ 167,400		$ 167,400		$ 0
IPO [Member] | Olympic Views, LLC [Member]
Share issued price per share	$ 6.00		$ 6.00		$ 6.00
Shares issued on conversion of debt	82,826
Value of shares issued on conversion of debt	$ 442,000
Accrued interest	$ 55,000		$ 55,000		$ 55,000